Debt And Lines Of Credit (Summary Of Long-Term Debt) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007
Debt Instrument [Line Items]
Original maturity date range, minimum		Jun. 01, 2015	Jan. 14, 2014	Jan. 14, 2014
Original maturity date range, maximum		Dec. 01, 2030	Sep. 01, 2031	Sep. 01, 2031
Debt					$ 2,140
Total (e)	[1]	$ 11,314	$ 9,270
Less: current maturities		(239)	(426)
Long-term debt		$ 11,075	$ 8,844
8.7% note – due 2038
Debt Instrument [Line Items]
Maturity date		Jun. 15, 2038	Jun. 15, 2038
Interest rate		8.70%	8.70%
Debt		$ 264	$ 264
9 3/8% note – due 2019
Debt Instrument [Line Items]
Maturity date		May 15, 2019	May 15, 2019
Interest rate		9.375%	9.375%
Debt		$ 295	$ 295
7.95% debentures – due 2018
Debt Instrument [Line Items]
Maturity date		Jun. 15, 2018	Jun. 15, 2018
Interest rate		7.95%	7.95%
Debt		$ 382	$ 648
7.5% note – due 2021
Debt Instrument [Line Items]
Maturity date		Aug. 15, 2021	Aug. 15, 2021
Interest rate		7.50%	7.50%
Debt		$ 598	$ 603
7.3% note – due 2039
Debt Instrument [Line Items]
Maturity date		Nov. 15, 2039	Nov. 15, 2039
Interest rate		7.30%	7.30%
Debt		$ 721	$ 721
6 7/8% notes – due 2023 – 2029
Debt Instrument [Line Items]
Original maturity date range, minimum		Nov. 01, 2023	Nov. 01, 2023
Original maturity date range, maximum		Apr. 15, 2029	Apr. 15, 2029
Interest rate		6.875%	6.875%
Debt		$ 131	$ 131
6.65% note – due 2037
Debt Instrument [Line Items]
Original maturity date range, maximum		Dec. 15, 2037	Dec. 15, 2037
Interest rate		6.65%	6.65%
Debt		$ 4	$ 4
6.4% to 7.75% debentures due 2025 – 2027
Debt Instrument [Line Items]
Original maturity date range, minimum		Sep. 01, 2025	Sep. 01, 2025
Original maturity date range, maximum		Dec. 15, 2027	Dec. 15, 2027
Debt		$ 142	$ 142
6 5/8% note – due 2018
Debt Instrument [Line Items]
Original maturity date range, minimum			Jan. 15, 2016
Original maturity date range, maximum		Jan. 15, 2018	Jan. 15, 2018
Debt		$ 72	$ 185
6.0% note – due 2041
Debt Instrument [Line Items]
Maturity date		Nov. 15, 2041	Nov. 15, 2041
Interest rate		6.00%	6.00%
Debt		$ 585	$ 585
5.25% note – due 2016
Debt Instrument [Line Items]
Original maturity date range, maximum			Apr. 01, 2016
Debt		$ 0	$ 261
5.00% to 5.15% notes – due 2035 – 2046
Debt Instrument [Line Items]
Original maturity date range, minimum		Sep. 15, 2035	Sep. 15, 2035
Original maturity date range, maximum		May 15, 2046	May 15, 2046
Debt		$ 1,280	$ 1,280
4.8% note - due 2044
Debt Instrument [Line Items]
Original maturity date range, maximum		Jun. 15, 2044	Jun. 15, 2044
Interest rate		4.80%	4.80%
Debt		$ 796	$ 796
4.75% note – due 2022
Debt Instrument [Line Items]
Interest rate		4.75%	4.75%
Long Term Debt, Maturity Date		2022	2022
Debt		$ 810	$ 817
3.00% to 4.40% notes – due 2024 – 2047
Debt Instrument [Line Items]
Original maturity date range, minimum		Jun. 15, 2024	Jun. 15, 2024
Original maturity date range, maximum		May 15, 2047
Interest rate			3.65%
Debt		$ 3,786	$ 1,490
Variable Rate [Domain]
Debt Instrument [Line Items]
Original maturity date range, minimum		Dec. 31, 2016	Dec. 31, 2015
Original maturity date range, maximum		Dec. 31, 2025	Dec. 31, 2017
Debt	[2]	$ 763	$ 438
Environmental and industrial development bonds – due 2016 – 2035 (b)
Debt Instrument [Line Items]
Original maturity date range, minimum		Jul. 01, 2016	Feb. 01, 2015
Original maturity date range, maximum		Dec. 01, 2035	Dec. 01, 2035
Debt	[3]	$ 681	$ 594
Short-term notes (c)
Debt Instrument [Line Items]
Short-term notes (c)	[4]	0	5
Other (d)
Debt Instrument [Line Items]
Debt	[5]	$ 4	$ 11
Minimum [Member]
Debt Instrument [Line Items]
Interest rate		2.00%	2.00%	2.00%
Minimum [Member] | 6.4% to 7.75% debentures due 2025 – 2027
Debt Instrument [Line Items]
Interest rate		6.40%	6.40%
Minimum [Member] | 6 5/8% note – due 2018
Debt Instrument [Line Items]
Interest rate			6.375%
Minimum [Member] | 5.25% note – due 2016
Debt Instrument [Line Items]
Interest rate			5.25%
Minimum [Member] | 5.00% to 5.15% notes – due 2035 – 2046
Debt Instrument [Line Items]
Interest rate		5.00%	5.00%
Minimum [Member] | 3.00% to 4.40% notes – due 2024 – 2047
Debt Instrument [Line Items]
Interest rate		3.00%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate		9.38%	9.38%	9.38%
Maximum [Member] | 6.4% to 7.75% debentures due 2025 – 2027
Debt Instrument [Line Items]
Interest rate		7.75%	7.75%
Maximum [Member] | Six Point Six Two Five Percentage Notes Due Twenty Sixteen to Twenty Eighteen [Domain]
Debt Instrument [Line Items]
Interest rate		6.625%	6.625%
Maximum [Member] | 5.00% to 5.15% notes – due 2035 – 2046
Debt Instrument [Line Items]
Interest rate		5.15%	5.15%
Maximum [Member] | 3.00% to 4.40% notes – due 2024 – 2047
Debt Instrument [Line Items]
Interest rate		4.40%

[1]	The fair market value was approximately $12.0 billion at December 31, 2016 and $9.9 billion at December 31, 2015.
[2]	The weighted average interest rate on these notes was 2.2% in 2016 and 2.9% in 2015.
[3]	The weighted average interest rate on these bonds was 5.9% in 2016 and 5.8% in 2015.
[4]	The weighted average interest rate was 2.2% in 2015. Includes$5 million at December 31, 2015 related to non-U.S. denominated borrowings with a weighted average interest rate of 2.2% in 2015.
[5]	Includes $2 million at December 31, 2016 and $8 million at December 31, 2015 related to the unamortized gain on interest rate swap unwinds (see Note 14 Derivatives and Hedging Instruments)